                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [_]; Amendment Number:
                                             -------------
   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Invus Public Equities Advisors, L.L.C.
Address:  750 Lexington Avenue
          30th Floor
          New York, New York  10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Khalil Barrage
Title:    Vice President, Secretary and Treasurer
Phone:    (212) 317-7520

Signature, Place, and Date of Signing:


    /s/ Khalil Barrage           New York, New York            5/7/2009
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                          FORM 13F SUMMARY PAGE Report

Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         32

Form 13F Information Table Value Total:   $313,662
                                        ----------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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FORM 13F INFORMATION TABLE
PERIOD MARCH 31, 2009

Column 1                             Column 2         Column 3     Column 4     Column 5
-----------------------------------------------------------------------------------------------------
                                                                    VALUE       SHRS OR    SH/   PUT/
NAME OF ISSUER                    TITLE OR CLASS       CUSIP      (x $1,000)    PRN AMT    PRN   CALL
-----------------------------------------------------------------------------------------------------
ACORDA THERAPEUTICS INC                 COM         00484M 10 6     39,620     2,000,000    SH

ALEXION PHARMACEUTICALS INC             COM         015351 10 9     47,075     1,250,000    SH

ALLERGAN INC                            COM         018490 10 2      1,194        25,000    SH

ANTIGENICS INC DEL                      COM         037032 10 9      1,731     3,533,333    SH

ANTIGENICS INC DEL                NOTE 5.250% 2/0   037032 AC 3        379     2,290,000    SH

APOLLO GROUP INC                       CL A         037604 10 5      7,833       100,000    SH

AUXILIUM PHARMACEUTICALS INC            COM         05334D 10 7     45,045     1,625,000    SH

CROWN CASTLE INTL CORP                  COM         228227 10 4     12,246       600,000    SH

DELTEK INC                              COM         24784L 10 5      2,792       644,731    SH

ELAN PLC                                ADR         284131 20 8     46,392     6,986,800    SH

GOOGLE                                 CL A         38259P 50 8     10,442        30,000    SH

HECKMANN CORP                           COM         422680 10 8      1,205       250,000    SH

JARDEN CORP                             COM         471109 10 8     17,738     1,400,000    SH

LAS VEGAS SANDS CORP                    COM         517834 10 7        753       250,000    SH

LEXICON PHARMACEUTICALS INC             COM         528872 10 4      4,241     3,891,108    SH

MARKET VECTORS ETF TR             GBL ALTER ENRG    57060U 40 7        922        50,000    SH

MASTERCARD INC                         CL A         57636Q 10 4     17,585       105,000    SH

MICROVISION INC DEL              *W EXP 07/23/201   594960 16 3        166       360,515    SH

MONSANTO CO NEW                         COM         61166W 10 1      3,740        45,000    SH

NEW ORIENTAL ED & TECH GRP I            COM         647581 10 7      4,523        90,000    SH

NITROMED INC                            COM         654798 50 3      3,792     4,989,024    SH


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
Column 1                             Column 2         Column 3     Column 4     Column 5
-----------------------------------------------------------------------------------------------------
                                                                    VALUE       SHRS OR    SH/   PUT/
NAME OF ISSUER                    TITLE OR CLASS       CUSIP      (x $1,000)    PRN AMT    PRN   CALL
-----------------------------------------------------------------------------------------------------
NOKIA CORP                         SPONSERED ADR    654902 20 4      3,501       300,000    SH

OWENS ILL INC                         COM NEW       690768 40 3      5,776       400,000    SH

PALATIN TECHNOLOGIES INC              COM NEW       696077 30 4        202     1,835,685    SH

PRIMUS TELECOM                          COM         741929 10 3         34     2,655,000    SH

QUALCOMM INC                            COM         747525 10 3      9,728       250,000    SH

SEQUENOM INC                          COM NEW       817337 40 5      9,954       700,000    SH

TRANSITION THERAPEUTICS INC           COM NEW       893716 20 9      4,785     1,139,199    SH

U S AIRWAYS GROUP INC                   COM         90341W 10 8        759       300,000    SH

ULURU INC                               COM         90403T 10 0         63       350,000    SH

VISA INC                             COM CL A       92826C 83 9      8,340       150,000    SH

VULCAN MATLS CO                         COM         929160 10 9      1,107        25,000    SH